Long-term loans	12 Months Ended
Dec. 31, 2021
Long-term loans
Long-term loans
23	Long-term loans

Long-term loans comprised the following:

	As at 31 December
	2021	2020
Loans from Huaneng Group and its subsidiaries (a)	9,483,974	7,031,664
Bank loans and other loans (b)	144,587,541	124,854,044

	154,071,515	131,885,708

Less: Current portion of long-term loans	17,213,799	19,808,313

Total	136,857,716	112,077,395

23	Long-term loans (continued)

(a)	Loans from Huaneng Group and its subsidiaries

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2021
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	1,582,280	1,582,280	667,265	915,015	3.85%-4.75%
- Fixed rate	460,542	460,542	430	460,112	3.86%

Loans from Huaneng Finance
Unsecured
RMB
- Fixed rate	5,085,239	5,085,239	450,688	4,634,551	3.00%-4.51%
- Variable rate	548,506	548,506	806	547,700	3.60%-3.71%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	371,356	371,356	81,356	290,000	4.10%-5.20%
- Fixed rate	239,626	239,626	2,445	237,181	3.80%-4.65%

Loans from Hong Kong Asset Management Co., Ltd. (“Hong Kong Asset Management”)
Unsecured
US$
- Variable rate
	188,125	1,196,425	430	1,195,995	2.30%-4.90%
Total
		9,483,974	1,203,420	8,280,554

23	Long-term loans (continued)

(a)	Loans from Huaneng Group and its subsidiaries (continued)

	As at 31 December 2020
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	666,190	666,190	24,530	641,660	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	4,281,432	4,281,432	468,800	3,812,632	3.67%-4.80%
- Fixed rate	317,515	317,515	26,200	291,315	4.02%-4.75%

Loans from Tiancheng Financial Leasing
Secured
RMB
- Variable rate	633,258	633,258	100,040	533,218	4.42%-5.20%
- Fixed rate	89,060	89,060	—	89,060	5.10%

Loans from Hong Kong Asset Management
Unsecured
US$
- Variable rate	160,035	1,044,209	—	1,044,209	2.30%

Total		7,031,664	619,570	6,412,094

23	Long-term loans (continued)

(b)	Bank loans and other loans

Details of bank loans and other loans are as follows:

	As at 31 December 2021
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	302,677	302,677	40,177	262,500	4.66%
- Variable rate	10,415,690	10,415,690	1,727,798	8,687,892	4.10%-4.98%
S$
- Variable rate	130,588	616,390	3,954	612,436	1.42%

Unsecured
RMB
- Fixed rate	5,722,075	5,722,075	672,640	5,049,435	3.30%-4.75%
- Variable rate	113,708,136	113,708,136	12,368,979	101,339,157	2.95%-4.90%
US$
- Variable rate	1,187,581	7,397,365	1,156,882	6,240,483	1.42%-4.63%
S$
- Variable rate	1,325,680	6,257,351	2,927	6,254,424	1.85%
€
- Fixed rate	6,685	48,373	30,653	17,720	2.00%-2.15%
JPY
- Fixed rate	2,151,357	119,484	6,369	113,115	0.75%

Total		144,587,541	16,010,379	128,577,162
23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

	As at 31 December 2020
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	302,677	302,677	—	302,677	4.66%
- Variable rate	9,136,041	9,136,041	1,242,992	7,893,049	4.10%-4.98%
S$
- Variable rate	120,999	596,693	14,119	582,574	1.42%

Unsecured
RMB
- Fixed rate	2,805,767	2,805,767	316,715	2,489,052	4.02%-5.39%
- Variable rate	96,118,275	96,118,275	16,355,517	79,762,758	1.80%-6.55%
US$
- Variable rate	1,319,503	8,609,627	1,217,769	7,391,858	1.42%-4.73%
S$
- Variable rate	1,430,286	7,053,310	—	7,053,310	1.85%
€
- Fixed rate	11,004	88,322	34,654	53,668	2.00%-2.15%
JPY
- Fixed rate	2,266,468	143,332	6,977	136,355	0.75%

Total		124,854,044	19,188,743	105,665,301

As at 31 December 2021, long-term loans of approximately RMB4,516 million were secured by future revenue from the electricity business (31 December 2020: RMB7,435 million). Long-term loans of approximately RMB2,814 million (31 December 2020: nil) were secured by equity interests of a subsidiary of the Company. Long-term loans of approximately RMB20 million were secured by carbon emission trading rights (31 December 2020: nil) .

As at 31 December 2021, long-term loans of RMB4,595 million (31 December 2020: RMB3,322 million) were secured by certain property, plant and equipment with a net book value amounting to approximately RMB5,025 million (31 December 2020: RMB3,400 million).

Certain subsidiaries of the Group had sales and leaseback agreements with Tiancheng Financial Leasing and other financial leasing companies. According to the agreements, these subsidiaries have an option to buy back the equipment at a nominal price (RMB1) when the lease term expires. The substance of the transaction was to obtain financing secured by the relevant assets within the leasing period. As at 31 December 2021, the equipment mentioned above had total carrying amounts of RMB858 million and RMB4,111 million (31 December 2020: RMB1,036 million and RMB2,364 million) respectively, which were recognized in property, plant and equipment while the long-term borrowings were RMB611 million and RMB3,984 million (31 December 2020: RMB722 million and RMB2,600 million) from Tiancheng Financial Leasing and other financial leasing companies, respectively.

23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

As at 31 December 2021, long-term loans of approximately RMB44 million (31 December 2020: RMB81 million) were guaranteed by Huaneng Group.

As at 31 December 2021, the Company provided guarantees for long-term loans of approximately RMB6,257 million (31 December 2020: RMB7,053 million) of the Company’s overseas subsidiaries.

As at 31 December 2021, long-term loans of approximately RMB1,178 million (31 December 2020: RMB1,731 million) were guaranteed by other subsidiaries of the Company and Yangguang Jiedi Investment Co., Ltd, of which the loans guaranteed by Yangguang Jiedi Investment Co., Ltd were RMB47 million (31 December 2020: RMB67 million).

As at 31 December 2021, no long-term loans (31 December 2020: RMB50 million) were guaranteed by Shandong Lineng Group Co., Ltd.

As at 31 December 2021, long-term loans of approximately RMB120 million (31 December 2020: RMB143 million) were guaranteed by Enshi Finance Bureau of Hubei Province.

As at 31 December 2021, long-term loans of approximately RMB176 million (31 December 2020:nil) were guaranteed by Shandong Power.

As at 31 December 2021, long-term loans of approximately RMB6,794 million (31 December 2020: RMB7,581 million) were guaranteed by Shandong Power, China Export & Credit Insurance Corporation and Jining Chengtou Holding Group Co., Ltd. (“Jining Chengtou”) (31 December 2020: Huaneng Group, China Export & Credit Insurance Corporation and Shandong Ruyi Technology Group) at the liability ratios of 17.5%, 65.0% and 17.5% respectively.

As at 31 December 2021, long-term loans of approximately RMB1,020 million (31 December 2020: RMB1,044 million) were guaranteed by Shandong Power and Jining Chengtou (31 December 2020: Shandong Power and Shandong Ruyi Technology Group) at the liability ratios of 50% and 50% respectively.

23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

The maturity of long-term loans is as follows:

	Loans from
	Huaneng Group		Bank loans
	and its subsidiaries		and other loans
	As at 31 December		As at 31 December
	2021	2020	2021	2020

Within 1 year	1,203,420	619,570	16,010,379	19,188,743
After 1 year but within 2 years	2,032,272	826,059	23,480,443	13,718,115
After 2 years but within 5 years	4,361,292	2,799,377	56,017,602	45,708,377
After 5 years	1,886,990	2,786,658	49,079,117	46,238,809

	9,483,974	7,031,664	144,587,541	124,854,044

Less: amount due within 1 year included under current liabilities	1,203,420	619,570	16,010,379	19,188,743

Total	8,280,554	6,412,094	128,577,162	105,665,301

The maturity profile of the Group’s long-term loans as at the end of the reporting period, based on the contractual undiscounted payments, is as follows:

	As at 31 December
	2021	2020

Within 1 year	22,545,617	24,926,875
After 1 year but within 2 years	30,588,971	19,014,680
After 2 years but within 5 years	70,138,254	57,766,661
After 5 years	78,319,136	75,686,206

	201,591,978	177,394,422